FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   October 23, 2002

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

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Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 155,412,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP CAP PFD VII 7.125%   PFD              17306n203      402    15654 SH       SOLE                                      15654
DUKE ENERGY PFD TR 7.20%       PFD              26439g209      216     8550 SH       SOLE                                       8550
FORD PFD 7.4%                  PFD              22080q208      278    11400 SH       SOLE                                      11400
JP MORGAN CHASE PFD 7.5%       PFD              46623c202      245     9550 SH       SOLE                                       9550
KEYCORP BKD TR CTFS 7.75%      PFD              21988g874      454    17800 SH       SOLE                                      17800
WALT DISNEY PFD 7.0%           PFD              254687304      242     9300 SH       SOLE                                       9300
WELLS FARGO PFD TR IV 7.0%     PFD              94976y207      393    15100 SH       SOLE                                      15100
ABBOTT LABS                    COM              002824100      225     5565 SH       SOLE                                       5565
AMERICAN INTL GROUP            COM              026874107     6251   114273 SH       SOLE                                     114273
AMGEN                          COM              031162100      230     5520 SH       SOLE                                       5520
ANHEUSER BUSCH COS INC         COM              035229103      207     4100 SH       SOLE                                       4100
APPLIED MICRO CIRCUIT          COM              03822w109       43    14945 SH       SOLE                                      14945
AUTOMATIC DATA PROCESS         COM              053015103     3557   102314 SH       SOLE                                     102314
BANK OF NEW YORK               COM              064057102      224     7800 SH       SOLE                                       7800
BRISTOL-MYERS SQUIBB           COM              110122108     3112   130762 SH       SOLE                                     130762
CISCO SYSTEMS INC              COM              17275R102     4052   386632 SH       SOLE                                     386632
CITIGROUP INC                  COM              172967101      431    14530 SH       SOLE                                      14530
CLOROX CO                      COM              189054109     5767   143540 SH       SOLE                                     143540
COCA COLA CO                   COM              191216100     4520    94241 SH       SOLE                                      94241
COLGATE-PALMOLIVE              COM              194162103      237     4384 SH       SOLE                                       4384
CORNING GLASS                  COM              219350105       76    47260 SH       SOLE                                      47260
EMC CORP                       COM              268648102      980   214520 SH       SOLE                                     214520
EXPRESS SCRIPTS                COM              302182100      382     7010 SH       SOLE                                       7010
EXXON MOBIL CORP               COM              30231g102     5788   181428 SH       SOLE                                     181078
FANNIE MAE                     COM              313586109     2520    42321 SH       SOLE                                      42321
FED HOME LOAN M CORP           COM              313400301     2791    49936 SH       SOLE                                      49936
FIRST DATA COPR                COM              319963104      202     7225 SH       SOLE                                       7225
GENERAL ELEC CO                COM              369604103     5246   212837 SH       SOLE                                     212587
GILLETTE CO                    COM              375766102     1044    35283 SH       SOLE                                      35233
HERSHEY FOODS CORP             COM              427866108      220     3553 SH       SOLE                                       3553
HOME DEPOT INC                 COM              437076102     1609    61651 SH       SOLE                                      61651
IBM                            COM              459200101      361     6195 SH       SOLE                                       6195
INTEL CORP                     COM              458140100     4621   332669 SH       SOLE                                     332669
JDS UNIPHASE                   COM              46612j101       22    11393 SH       SOLE                                      11393
JOHNSON & JOHNSON              COM              478160104    14890   275333 SH       SOLE                                     275053
KEY CORP                       COM              493267108     1326    53120 SH       SOLE                                      53120
LASIK VISION/ICON LASER        COM              51808e106        0    15000 SH       SOLE                                      15000
LOWES COMPANIES INC            COM              548661107     2886    69710 SH       SOLE                                      69710
MARSH & MCLENNAN COS INC       COM              571748102     2586    62095 SH       SOLE                                      62095
MEDTRONIC INC                  COM              585055106     7806   185318 SH       SOLE                                     185318
MERCK & CO INC                 COM              589331107     4143    90626 SH       SOLE                                      90626
MICROSOFT CORP                 COM              594918104     9281   212197 SH       SOLE                                     212097
NOKIA CORP ADR                 COM              654902204     2080   157010 SH       SOLE                                     157010
PEPSICO INC                    COM              713448108     6288   170166 SH       SOLE                                     170016
PFIZER INC                     COM              717081103     6703   230966 SH       SOLE                                     230716
PROCTER & GAMBLE CO            COM              742718109     2958    33100 SH       SOLE                                      33000
SATX INC                       COM              78400j100        0    21000 SH       SOLE                                      21000
STATE STREET BOSTON            COM              857477103     5142   133070 SH       SOLE                                     133070
STRYKER CO                     COM              863667101    11453   198835 SH       SOLE                                     198755
SUN MICROSYSTEMS               COM              866810104      110    42540 SH       SOLE                                      42540
TEXAS INSTRUMENTS              COM              882508104      319    21610 SH       SOLE                                      21610
TOOTSIE ROLL                   COM              890516107     2340    78742 SH       SOLE                                      78742
TRUSTCO BANK CORP NY           COM              898349105      721    68191 SH       SOLE                                      68191
WELLS FARGO & CO               COM              949746101     5644   117189 SH       SOLE                                     117109
WRIGLEY WM JR CO               COM              982526105    10769   217608 SH       SOLE                                     217328
ZIMMER HOLDINGS                COM              98956p102     1016    26506 SH       SOLE                                      26496